This is filed pursuant to Rule 497(j).

                       Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                      Washington, D.C. 20005
                      (202) 737-8833 (phone)
                       (202) 737-5184 (fax)


                                                 November 4, 2003


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:   AllianceBernstein Bond Fund, Inc.
               File Nos. 2-48227 and 811-2383
               AllianceBernstein High Yield Fund, Inc.
               File Nos. 333-18505 and 811-09160
               AllianceBernstein Emerging Market Debt Fund, Inc.
               File Nos. 33-72460 and 811-08188

Ladies and Gentlemen:

On behalf of the above-referenced AllianceBernstein funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on October 31, 2003.

                                              Sincerely,

                                              /s/  Anthony Tu-Sekine
                                              ----------------------
                                                   Anthony Tu-Sekine

00250.0157 #440219